[Letterhead of Chapman and Cutler LLP]

September 10, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	Capital One Funding, LLC
Capital One Multi-asset Execution Trust
Capital One Master Trust
Registration Statement on Form SF-3

Ladies and Gentlemen:

On behalf of Capital One Funding, LLC, transmitted herewith through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is a Registration Statement on Form SF-3.

Should you have any questions or require anything further in connection with this filing, please do not hesitate to contact me at (202) 478-6446.

Thank you for your attention to this matter.

Sincerely yours,

/s/ Michael H. Mitchell

Michael H. Mitchell

Enclosure